INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Held-To-Maturity and Available-For-Sale Investment Securities
The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2013:

	Held-to-Maturity				Available-for-Sale
(Dollars in thousands)	Amortized Cost	Unrealized Gain	Unrealized Loss	Market Value	Amortized Cost	Unrealized Gain	Unrealized Loss	Market Value
U.S. Treasuries	$0	$0	$0	$0	$97	$0	$(7)	$90
Securities of U.S. government agencies and corporations	18,981	0	(791)	18,190	9,980	0	(404)	9,576
Mortgage-backed securities	775,025	1,337	(12,229)	764,133	678,267	5,372	(28,593)	655,046
Obligations of state and other political subdivisions	25,788	152	(1,039)	24,901	33,410	10	(3,097)	30,323
Asset-backed securities	0	0	0	0	114,209	1	(616)	113,594
Other securities	17,478	283	0	17,761	109,089	262	(4,379)	104,972
Total	$837,272	$1,772	$(14,059)	$824,985	$945,052	$5,645	$(37,096)	$913,601

The following is a summary of held-to-maturity and available-for-sale investment securities as of December 31, 2012:

	Held-to-Maturity				Available-for-Sale
	Amortized	Unrealized	Unrealized	Market	Amortized	Unrealized	Unrealized	Market
(Dollars in thousands)	Cost	Gain	Loss	Value	Cost	Gain	Loss	Value
Securities of U.S. government agencies and corporations	$20,512	$679	$0	$21,191	$15,562	$333	$0	$15,895
Mortgage-backed securities	740,891	8,077	(1,290)	747,678	854,150	14,564	(1,485)	867,229
Obligations of state and other political subdivisions	9,352	265	(12)	9,605	35,913	169	(84)	35,998
Asset-backed securities	0	0	0	0	57,000	90	(1)	57,089
Other securities	0	0	0	0	54,479	1,569	(163)	55,885
Total	$770,755	$9,021	$(1,302)	$778,474	$1,017,104	$16,725	$(1,733)	$1,032,096

Summary of Investment Securities by Estimated Maturity

	Held-to-Maturity		Available-for-Sale
(Dollars in thousands)	Amortized Cost	Market Value	Amortized Cost	Market Value
Due in one year or less	$216	$219	$6,819	$7,027
Due after one year through five years	378,932	375,323	279,035	276,750
Due after five years through ten years	322,455	314,375	314,854	303,477
Due after ten years	135,669	135,068	344,344	326,347
Total	$837,272	$824,985	$945,052	$913,601

Age of Gross Unrealized Losses and Associated Fair Value by Investment Category
The following tables provide the fair value and gross unrealized losses on investment securities in an unrealized loss position, aggregated by investment category and the length of time the individual securities have been in a continuous unrealized loss position:

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
(Dollars in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Securities of U.S. government agencies and corporations	$27,851	$(970)	$0	$0	$27,851	$(970)
Mortgage-backed securities	966,718	(32,432)	108,929	(6,101)	1,075,647	(38,533)
Obligations of state and other political subdivisions	66,502	(5,294)	1,935	(46)	68,437	(5,340)
Asset-backed securities	93,355	(616)	0	0	93,355	(616)
Other securities	54,866	(2,142)	7,798	(561)	62,664	(2,703)
Total	$1,209,292	$(41,454)	$118,662	$(6,708)	$1,327,954	$(48,162)

	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollars in thousands)	Value	Loss	Value	Loss	Value	Loss
Mortgage-backed securities	$240,641	$(1,635)	$25,513	$(405)	$266,154	$(2,040)
Obligations of state and other political subdivisions	21,341	(96)	0	0	21,341	(96)
Asset-backed securities	9,999	(1)	0	0	9,999	(1)
Other securities	8,454	(163)	0	0	8,454	(163)
Total	$280,435	$(1,895)	$25,513	$(405)	$305,948	$(2,300)